Cover	Oct. 08, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2026
Entity File Number	001-40218
Entity Registrant Name	Veea Inc.
Entity Central Index Key	0001840317
Entity Tax Identification Number	98-1577353
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	164 E. 83rd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10028
City Area Code	212
Local Phone Number	535-6050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	VEEA
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	VEEAW
Security Exchange Name	NASDAQ